Notes to income statement - Expenses for loans (Details) - EUR (€) € in Thousands			12 Months Ended
	Jul. 15, 2016	Jan. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Interest expenses from loans			€ (20,292)	€ (29,757)	€ (36,370)
Commitment fee for the revolving facility			1,433	1,265	1,488
Total expenses from loans			21,725	31,022	37,858
Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
Interest expenses from loans			(20,292)	(29,757)	(36,370)
Total expenses from loans	€ 712	€ 389	€ 3,110	€ 2,547	€ 712